Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of major related party and their relationships

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Company
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.	The Company’s equity investee
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Mr. Jianchang Lai	Director and Vice President of Operations
Tonglu Antong Management LLP	The Company’s equity investee
Mr. Du Wang	Immediate families of Director and Vice President

Schedule of transactions with related parties

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Revenues:
Express delivery service revenue derived from Tonglu Antong Management LLP and its subsidiaries	—	38,202	694,758
Transportation revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	45,286	68,716	291,584
Others	4,072	5,224	51,662
	49,358	112,142	1,038,004
Cost of revenues:
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	47,491	56,624	459,013
Transportation service fees paid to Tonglu Tongze Logistics Ltd. and its subsidiaries	331,288	52,260	—
Transportation service fees paid to Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	—	5,853	56,325
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	197,302	235,808	237,252
Others	—	51,409	44,666
	576,081	401,954	797,256
Other operating income:
Rental income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	28,720	29,688	45,876
Rental income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	17,215	33,390	53,115
Others	999	8,453	20,677
	46,934	71,531	119,668
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	—	39,000	33,962
Others	847	2,435	8,071
	847	41,435	42,033

Schedule of amounts due to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	3,049	20,249
Tonglu Antong Management LLP and its subsidiaries	9,651	28,887
ZTO Supply Chain Management Co., Ltd.	9,983	—
Others	103	2
Total	22,786	49,138

Schedule of amounts due from related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	41,118	55,061
ZTO Supply Chain Management Co., Ltd. (5)	—	101,432
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries (2)	49,501	53,504
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	—	75,000
Others	43,371	29,486
Total	133,990	314,483
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3)	539,000	500,000
Zhejiang Tongyu Intelligent Industry Development Co., Ltd. (4)	72,100	77,140
Total	611,100	577,140

Notes:

(1)	The amount comprised a RMB12,500 one-year loan to this related party with 6.96% annualized interest rate and accounts receivable generated from the transportation service provided by the Company.

(2)	The amount comprised other receivable generated from disposal of subsidiaries and net off account payable generated from the transportation service that this related party and its subsidiaries provided to the Company.
(3)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principle was RMB500,000 as of December 31, 2021 and 2022 and interest receivable was RMB39,000 and RMB75,000 as of December 31, 2021 and 2022.
(4)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate. The balance of principle was RMB70,000 as of December 31, 2021 and 2022.
(5)	The amount comprised a RMB109,980 one -year loan to this related party with 6.96% annualized interest rate and net off account payable generated from the transportation service that this related party and its subsidiaries provided to the Company.